Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 22,622,380		$ 30,024,934
Expenses related to unsuccessful wells	$ 17,105,924	$ 11,256,526